INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of domestic and foreign loss before income taxes

(In thousands)	2023	2022	2021
Domestic - United States	$144	$(12,359)	$(32,169)
Foreign - mainland China and Hong Kong	(26,436)	(25,072)	(3,673)
Total	$(26,292)	$(37,431)	$(35,842)

Schedule of deferred income tax assets and liabilities

	December 31,
(In thousands)	2023	2022
Deferred income tax assets:
Net operating loss carryforwards	$42,536	$65,459
Research and development credit carryforwards	2,555	2,931
Intangible assets	6,609	9,492
Share-based compensation	6,593	6,409
Change in fair value of investments	870	1,483
Capitalized R&D amortization	1,773	1,410
Lease liability	586	336
Impairment loss of long-term investments	182	182
Others	254	368
Valuation allowance for deferred income tax assets	(61,281)	(85,505)
	$677	$2,565

Deferred income tax liabilities:
Deferred Royalty Income	—	(2,086)
Right of use asset	(598)	(336)
Others	(79)	(143)
	$(677)	$(2,565)

Schedule of reconciliation of provision for income taxes to the federal statutory rate

(In thousands)	2023	2022	2021
Tax benefit at statutory rate of 21%	$(5,521)	$(7,860)	$(7,526)
Attribute expiration	28,281	7,295	10,676
Tax rate differential	(841)	(1,003)	(147)
Change in applicable tax rates (1)	—	—	7,264
Nondeductible expenses	1,469	1,832	1,059
Research and development bonus deduction	(121)	—	—
Tax shortfalls from share options	830	—	—
Others	(314)	(138)	9
Change in valuation allowance (2)	(23,864)	1,854	(11,335)
	$(81)	$1,980	$—

Note (1) Change in applicable tax rates reflects the reduction of the Company’s deferred tax assets related to the change in the Company’s activities in and the tax laws of certain states.

Schedule of valuation allowance

Note (2) Change in valuation allowance is as follows:

(In thousands)	2023	2022	2021
Balance at January 1	$85,505	$83,651	$94,986
Additions (Reversals)	4,417	9,149	(659)
Decrease from attribute expiration	(28,281)	(7,295)	(10,676)
Foreign currency translation adjustment	(360)	—	—
Balance at December 31	$61,281	$85,505	$83,651

Schedule of reconciliation of gross unrecognized tax benefits

(In thousands)	2023	2022	2021
Unrecognized tax benefits balance at January 1	$997	$1,440	$2,082
Reductions for tax positions of prior periods	(49)	(443)	(642)
Additions for tax positions of current period	—	—	—
Unrecognized tax benefits balance at December 31	$948	$997	$1,440